Long-Term Debt - Schedule of Debt Repayments (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 14,694	$ 21,453
Gross carrying amount
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	14,781	$ 21,560
Gross carrying amount | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	1,000
Gross carrying amount | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	2,906
Gross carrying amount | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	1,133
Gross carrying amount | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	1,518
Gross carrying amount | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	600
Gross carrying amount | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 7,624